Average Annual Total Returns - First Trust Dorsey Wright Tactical Core Portfolio	I 1 Year	I 5 Years	I Since Inception	I Inception Date	II 1 Year	II 5 Years	II Since Inception	Broad Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Broad Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Broad Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years		S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	11.09%	7.92%	7.55%	Oct. 30, 2015	10.96%	8.11%	7.73%	14.73%	[1]	11.11%	[1]	10.51%	[1]	7.51%	[2]	4.44%	[2]	4.17%	[2]	18.40%	[3]	15.22%	[3]	14.40%	[3]

[1]	The Broad Blended Benchmark return is split between the Bloomberg Barclays U.S. Aggregate Bond Index (40%) and the S&P 500® Index (60%). The Broad Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 40% and 60% ratio, respectively, to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Broad Blended Benchmark for each period shown above.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index represents the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Bonds included in the index are U.S. dollar denominated; have a fixed rate coupon; carry an investment-grade rating; have at least one year to final maturity; and meet certain criteria for minimum amount of outstanding par value.
[3]	The S&P 500® Index is an unmanaged index of 500 stocks used to measure large-cap U.S. stock market performance.